Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 812	$ 175	[1]
Current lease liabilities	56	64
Non-current lease liabilities	179	197
Share Repurchase Program [Member]
Disclosure Of Share Capital [Line Items]
Other financial liabilities	$ 718	$ 0

[1]	Amounts have been reclassified to reflect the current presentation.